Property, plant and equipment (Tables)	12 Months Ended
Sep. 30, 2020
Property, plant and equipment
Summary of property, plant and equipment

Computer
equipment
£
Cost
At 1 January 2019	—
Additions	4,357
At 30 September 2019	4,357
Additions	20,360
At 30 September 2020	24,717
Depreciation
At 1 January 2019	—
Charge	(242)
At 30 September 2019	(242)
Charge	(3,753)
At 30 September 2020	(3,995)
Net Book Value
At 30 September 2020	20,722
At 30 September 2019	4,115
At 1 January 2019	—